Reinsurance (Details 3) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) reinsurer	Dec. 31, 2005	Dec. 31, 2014 USD ($)
Reinsurance recoverables
Reinsurance recoverables	$ 2,225,924		$ 2,154,208
Forethought Life Insurance Company
Reinsurance recoverables
Period of time entity obligated to discontinue writing new preneed insurance policies		10 years
FFG division | The Hartford | Minimum
Reinsurance recoverables
Number of reinsurer insolvency for making company responsible for administering reinsurance business | reinsurer	1
John Hancock | LTC Operations | John Hancock
Reinsurance recoverables
Reinsurance recoverables	$ 1,554,780		1,469,893
The Hartford | FFG division | The Hartford
Reinsurance recoverables
Reinsurance recoverables	$ 562,334		$ 575,625